OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2018) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2018) [Line Items]
Tax No.		Obligations with the public
Loans		Bank loans
Chile [Member] | 2018 [Member] | BBVA [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2018) [Line Items]
Tax No.		97.032.000-8
Creditor		BBVA
Creditor country		Chile
Currency		US$
Up to 90 days		$ 38,000
More than 90 days to one year		75,000
Total nominal value		113,000
Up to 90 days		38,432
More than 90 days to one year		75,623
Total accounting value		$ 114,055
Amortization		At Expiration
Effective rate %		3.36%
Nominal rate %		3.36%
Chile [Member] | 2018 [Member] | BBVA1Member
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2018) [Line Items]
Tax No.		97.032.000-8
Creditor		BBVA
Creditor country		Chile
Currency		UF
More than 90 days to one year		$ 50,785
Total nominal value		50,785
More than 90 days to one year		50,930
Total accounting value		$ 50,930
Amortization		At Expiration
Effective rate %		3.31%
Nominal rate %		3.31%
Chile [Member] | 2018 [Member] | SANTANDER [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2018) [Line Items]
Tax No.		97.036.000-K
Creditor		SANTANDER
Creditor country		Chile
Currency		US$
Up to 90 days		$ 23,000
Total nominal value		23,000
Up to 90 days		23,025
Total accounting value		$ 23,025
Amortization		At Expiration
Effective rate %		3.90%
Nominal rate %		3.90%
Chile [Member] | 2018 [Member] | BANCO DO BRASIL [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2018) [Line Items]
Tax No.		97.003.000-K
Creditor		BANCO DO BRASIL
Creditor country		Chile
Currency		US$
Up to 90 days		$ 200,000
Total nominal value		200,000
Up to 90 days		200,698
Total accounting value		$ 200,698
Amortization		At Expiration
Effective rate %		3.64%
Nominal rate %		3.64%
Chile [Member] | 2018 [Member] | HSBC [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2018) [Line Items]
Tax No.		97.951.000-4
Creditor		HSBC
Creditor country		Chile
Currency		US$
Up to 90 days		$ 12,000
Total nominal value		12,000
Up to 90 days		12,013
Total accounting value		$ 12,013
Amortization		At Expiration
Effective rate %		3.14%
Nominal rate %		3.14%
Chile [Member] | 2018 [Member] | CORP BANCA [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2018) [Line Items]
Tax No.		97.023.000-9
Creditor		CORPBANCA
Creditor country		Chile
Currency		UF
Up to 90 days		$ 5,461
More than 90 days to one year		16,385
More than one to three years		16,385
Total nominal value		38,231
Up to 90 days		5,480
More than 90 days to one year		16,385
More than one to three years		16,232
Total accounting value		$ 38,097
Amortization		Quarterly
Effective rate %		3.35%
Nominal rate %		3.35%
Chile [Member] | 2018 [Member] | BLADEX [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2018) [Line Items]
Tax No.		0-E
Creditor		BLADEX
Creditor country		U.S.A.
Currency		US$
More than 90 days to one year		$ 15,000
Total nominal value		15,000
More than 90 days to one year		14,964
Total accounting value		$ 14,964
Amortization		Semiannual
Effective rate %		6.74%
Nominal rate %		6.74%
Chile [Member] | 2018 [Member] | SANTANDER [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2018) [Line Items]
Tax No.		97.036.000-K
Creditor		SANTANDER
Creditor country		Chile
Currency		US$
More than one to three years		$ 102,521
Total nominal value		102,521
Up to 90 days		223
More than one to three years		102,521
Total accounting value		$ 102,744
Amortization		Quarterly
Effective rate %		5.60%
Nominal rate %		5.60%
Chile [Member] | 2018 [Member] | BTG PACTUAL CHILE [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2018) [Line Items]
Tax No.		76.362.099-9
Creditor		BTG PACTUAL CHILE
Creditor country		Chile
Currency		UF
More than three to five years		$ 65,862
Total nominal value		65,862
Up to 90 days		118
More than three to five years		64,957
Total accounting value		$ 65,075
Amortization		At Expiration
Effective rate %		3.10%
Nominal rate %		3.10%
Chile [Member] | 2018 [Member] | BANK OF NEWYORK [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2018) [Line Items]
Tax No.		0-E
Creditor		BANK OF NEW YORK
Creditor country		U.S.A.
Currency		US$
More than one to three years		$ 500,000
More than five years		700,000
Total nominal value		1,200,000
Up to 90 days		13,057
More than one to three years		495,617
More than five years		697,869
Total accounting value		$ 1,206,543
Amortization		At Expiration
Effective rate %		7.44%
Nominal rate %		7.03%
Chile [Member] | 2018 [Member] | ESTADO [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2018) [Line Items]
Tax No.		97.030.000-7
Creditor		ESTADO
Creditor country		Chile
Currency		UF
More than three to five years		$ 172,591
More than five years		172,591
Total nominal value		345,182
Up to 90 days		1,586
More than three to five years		172,420
More than five years		172,530
Total accounting value		$ 346,536
Amortization		At Expiration
Effective rate %		5.50%
Nominal rate %		5.50%
Chile [Member] | 2018 [Member] | CREDIT AGRICOLE [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2018) [Line Items]
Tax No.		0-E
Creditor		CREDIT AGRICOLE
Creditor country		France
Currency		US$
Up to 90 days		$ 658
More than 90 days to one year		1,986
More than one to three years		5,384
More than three to five years		2,052
Total nominal value		10,080
Up to 90 days		715
More than 90 days to one year		1,986
More than one to three years		5,384
More than three to five years		2,052
Total accounting value		$ 10,137
Amortization		Quarterly
Effective rate %		3.23%
Nominal rate %		3.23%
Chile [Member] | 2018 [Member] | BNP PARIBAS [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2018) [Line Items]
Tax No.		0-E
Creditor		BNP PARIBAS
Creditor country		U.S.A.
Currency		US$
Up to 90 days		$ 10,553
More than 90 days to one year		43,430
More than one to three years		114,247
More than three to five years		117,556
More than five years		225,912
Total nominal value		511,698
Up to 90 days		13,334
More than 90 days to one year		44,191
More than one to three years		110,977
More than three to five years		115,747
More than five years		224,093
Total accounting value		$ 508,342
Amortization		Quarterly
Effective rate %		4.55%
Nominal rate %		4.55%
Chile [Member] | 2018 [Member] | WILMINGTON TRUST [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2018) [Line Items]
Tax No.		0-E
Creditor		WILMINGTON TRUST
Creditor country		U.S.A.
Currency		US$
Up to 90 days		$ 20,689
More than 90 days to one year		65,846
More than one to three years		178,818
More than three to five years		237,334
More than five years		450,071
Total nominal value		952,758
Up to 90 days		26,365
More than 90 days to one year		65,846
More than one to three years		173,617
More than three to five years		235,058
More than five years		447,686
Total accounting value		$ 948,572
Amortization		Quarterly
Effective rate %		4.47%
Nominal rate %		4.47%
Chile [Member] | 2018 [Member] | CITIBANK [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2018) [Line Items]
Tax No.		0-E
Creditor		CITIBANK
Creditor country		U.S.A.
Currency		US$
Up to 90 days		$ 10,776
More than 90 days to one year		32,790
More than one to three years		90,991
More than three to five years		72,189
More than five years		62,619
Total nominal value		269,365
Up to 90 days		11,923
More than 90 days to one year		32,790
More than one to three years		86,130
More than three to five years		70,048
More than five years		61,203
Total accounting value		$ 262,094
Amortization		Quarterly
Effective rate %		3.82%
Nominal rate %		2.93%
Chile [Member] | 2018 [Member] | US BANK [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2018) [Line Items]
Tax No.		0-E
Creditor		US BANK
Creditor country		U.S.A.
Currency		US$
Up to 90 days		$ 15,506
More than 90 days to one year		47,050
More than one to three years		129,462
More than three to five years		135,489
More than five years		84,177
Total nominal value		411,684
Up to 90 days		17,433
More than 90 days to one year		47,050
More than one to three years		114,729
More than three to five years		129,547
More than five years		82,137
Total accounting value		$ 390,896
Amortization		Quarterly
Effective rate %		4.00%
Nominal rate %		2.82%
Chile [Member] | 2018 [Member] | NATIXIS [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2018) [Line Items]
Tax No.		0-E
Creditor		NATIXIS
Creditor country		France
Currency		US$
Up to 90 days		$ 10,247
More than 90 days to one year		31,350
More than one to three years		88,688
More than three to five years		77,693
More than five years		116,546
Total nominal value		324,524
Up to 90 days		11,250
More than 90 days to one year		31,350
More than one to three years		86,883
More than three to five years		76,760
More than five years		115,285
Total accounting value		$ 321,528
Amortization		Quarterly
Effective rate %		4.69%
Nominal rate %		4.69%
Chile [Member] | 2018 [Member] | PK AirFinance [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2018) [Line Items]
Tax No.		0-E
Creditor		PK AIRFINANCE
Creditor country		U.S.A.
Currency		US$
Up to 90 days		$ 2,319
More than 90 days to one year		7,208
More than one to three years		24,944
More than three to five years		3,144
Total nominal value		37,615
Up to 90 days		2,387
More than 90 days to one year		7,208
More than one to three years		24,944
More than three to five years		3,144
Total accounting value		$ 37,683
Amortization		Monthly
Effective rate %		4.15%
Nominal rate %		4.14%
Chile [Member] | 2018 [Member] | INVESTEC [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2018) [Line Items]
Tax No.		0-E
Creditor		INVESTEC
Creditor country		England
Currency		US$
Up to 90 days		$ 1,454
More than 90 days to one year		8,472
More than one to three years		21,667
More than three to five years		22,421
Total nominal value		54,014
Up to 90 days		1,879
More than 90 days to one year		8,661
More than one to three years		21,154
More than three to five years		22,309
Total accounting value		$ 54,003
Amortization		Semiannual
Effective rate %		7.17%
Nominal rate %		7.17%
Chile [Member] | 2018 [Member] | SWAP Received Aircraft [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2018) [Line Items]
Creditor		SWAP Received Aircraft
Currency		US$
Up to 90 days		$ 194
More than 90 days to one year		414
More than one to three years		158
Total nominal value		766
Up to 90 days		194
More than 90 days to one year		414
More than one to three years		158
Total accounting value		$ 766
Amortization		Quarterly
Chile [Member] | 2018 [Member] | DVB BANK SE [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2018) [Line Items]
Tax No.		0-E
Creditor		DVB BANK SE
Creditor country		Germany
Currency		US$
Up to 90 days		$ 23,417
More than 90 days to one year		70,626
More than one to three years		191,207
More than three to five years		117,084
More than five years		19,731
Total nominal value		422,065
Up to 90 days		23,871
More than 90 days to one year		70,626
More than one to three years		188,231
More than three to five years		116,185
More than five years		19,686
Total accounting value		$ 418,599
Amortization		Quarterly
Effective rate %		4.42%
Nominal rate %		4.42%
Chile [Member] | 2018 [Member] | INGs [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2018) [Line Items]
Tax No.		0-E
Creditor		ING
Creditor country		U.S.A.
Currency		US$
Up to 90 days		$ 3,687
More than 90 days to one year		11,338
More than one to three years		11,806
Total nominal value		26,831
Up to 90 days		3,923
More than 90 days to one year		11,338
More than one to three years		11,657
Total accounting value		$ 26,918
Amortization		Quarterly
Effective rate %		5.70%
Nominal rate %		5.01%
Chile [Member] | 2018 [Member] | PEFCO [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2018) [Line Items]
Tax No.		0-E
Creditor		PEFCO
Creditor country		U.S.A.
Currency		US$
Up to 90 days		$ 5,486
More than 90 days to one year		13,094
More than one to three years		3,827
Total nominal value		22,407
Up to 90 days		5,641
More than 90 days to one year		13,094
More than one to three years		3,743
Total accounting value		$ 22,478
Amortization		Quarterly
Effective rate %		5.64%
Nominal rate %		5.02%
Chile [Member] | 2018 [Member] | BNPPARIBAS1Member
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2018) [Line Items]
Tax No.		0-E
Creditor		BNP PARIBAS
Creditor country		U.S.A.
Currency		US$
Up to 90 days		$ 7,926
More than 90 days to one year		29,494
More than one to three years		22,147
Total nominal value		59,567
Up to 90 days		8,320
More than 90 days to one year		29,493
More than one to three years		21,891
Total accounting value		$ 59,704
Amortization		Quarterly
Effective rate %		3.90%
Nominal rate %		3.58%
Chile [Member] | 2018 [Member] | WELLS FARGO [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2018) [Line Items]
Tax No.		0-E
Creditor		WELLS FARGO
Creditor country		U.S.A.
Currency		US$
Up to 90 days		$ 31,673
More than 90 days to one year		95,981
More than one to three years		263,239
More than three to five years		230,417
More than five years		98,028
Total nominal value		719,338
Up to 90 days		34,816
More than 90 days to one year		95,981
More than one to three years		245,615
More than three to five years		224,395
More than five years		96,589
Total accounting value		$ 697,396
Amortization		Quarterly
Effective rate %		2.77%
Nominal rate %		2.09%
Chile [Member] | 2018 [Member] | SANTANDER [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2018) [Line Items]
Tax No.		97.036.000-K
Creditor		SANTANDER
Creditor country		Chile
Currency		US$
Up to 90 days		$ 5,576
More than 90 days to one year		16,895
More than one to three years		46,386
More than three to five years		26,165
Total nominal value		95,022
Up to 90 days		6,000
More than 90 days to one year		16,895
More than one to three years		45,346
More than three to five years		26,063
Total accounting value		$ 94,304
Amortization		Quarterly
Effective rate %		3.68%
Nominal rate %		3.14%
Chile [Member] | 2018 [Member] | RRP F ENGINE [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2018) [Line Items]
Tax No.		0-E
Creditor		RRPF ENGINE
Creditor country		England
Currency		US$
Up to 90 days		$ 552
More than 90 days to one year		2,531
More than one to three years		7,142
More than three to five years		7,752
More than five years		5,035
Total nominal value		23,012
Up to 90 days		552
More than 90 days to one year		2,531
More than one to three years		7,142
More than three to five years		7,752
More than five years		5,035
Total accounting value		$ 23,012
Amortization		Monthly
Effective rate %		4.01%
Nominal rate %		4.01%
Chile [Member] | 2018 [Member] | APPLE BANK [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2018) [Line Items]
Tax No.		0-E
Creditor		APPLE BANK
Creditor country		U.S.A.
Currency		US$
Up to 90 days		$ 1,444
More than 90 days to one year		4,393
More than one to three years		12,146
More than three to five years		12,808
More than five years		753
Total nominal value		31,544
Up to 90 days		1,658
More than 90 days to one year		4,393
More than one to three years		11,726
More than three to five years		12,713
More than five years		752
Total accounting value		$ 31,242
Amortization		Quarterly
Effective rate %		3.93%
Nominal rate %		3.33%
Chile [Member] | 2018 [Member] | BTMU [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2018) [Line Items]
Tax No.		0-E
Creditor		BTMU
Creditor country		U.S.A.
Currency		US$
Up to 90 days		$ 2,933
More than 90 days to one year		8,916
More than one to three years		24,635
More than three to five years		25,937
More than five years		768
Total nominal value		63,189
Up to 90 days		3,199
More than 90 days to one year		8,916
More than one to three years		23,798
More than three to five years		25,751
More than five years		767
Total accounting value		$ 62,431
Amortization		Quarterly
Effective rate %		4.06%
Nominal rate %		3.46%
Chile [Member] | 2018 [Member] | Natixis [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2018) [Line Items]
Tax No.		0-E
Creditor		NATIXIS
Creditor country		France
Currency		US$
Up to 90 days		$ 10,056
More than 90 days to one year		7,951
More than one to three years		5,154
Total nominal value		23,161
Up to 90 days		10,135
More than 90 days to one year		7,952
More than one to three years		5,154
Total accounting value		$ 23,241
Amortization		Quarterly
Effective rate %		4.28%
Nominal rate %		4.12%
Chile [Member] | 2018 [Member] | KfWIP EX-Bank [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2018) [Line Items]
Tax No.		0-E
Creditor		KFW IPEX-BANK
Creditor country		Germany
Currency		US$
Up to 90 days		$ 1,699
More than 90 days to one year		5,188
More than one to three years		5,328
Total nominal value		12,215
Up to 90 days		1,723
More than 90 days to one year		5,188
More than one to three years		5,328
Total accounting value		$ 12,239
Amortization		Quarterly
Effective rate %		4.20%
Nominal rate %		4.19%
Chile [Member] | 2018 [Member] | AIRBUS FINANCIAL [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2018) [Line Items]
Tax No.		0-E
Creditor		AIRBUS FINANCIAL
Creditor country		U.S.A.
Currency		US$
Up to 90 days		$ 1,915
More than 90 days to one year		5,838
More than one to three years		7,664
Total nominal value		15,417
Up to 90 days		1,954
More than 90 days to one year		5,838
More than one to three years		7,664
Total accounting value		$ 15,456
Amortization		Monthly
Effective rate %		4.19%
Nominal rate %		4.19%
Chile [Member] | 2018 [Member] | BOEING [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2018) [Line Items]
Tax No.		0-E
Creditor		BOEING
Creditor country		U.S.A.
Currency		US$
More than one to three years		$ 55,727
Total nominal value		55,727
More than 90 days to one year		1,229
More than one to three years		55,727
Total accounting value		$ 56,956
Amortization		At Expiration
Effective rate %		4.01%
Nominal rate %		4.01%
Chile [Member] | 2018 [Member] | CITIBANK [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2018) [Line Items]
Tax No.		0-E
Creditor		CITIBANK (*)
Creditor country		U.S.A.
Currency		US$
Up to 90 days		$ 23,167
More than 90 days to one year		72,018
More than one to three years		101,026
Total nominal value		196,211
Up to 90 days		23,583
More than 90 days to one year		72,018
More than one to three years		100,301
Total accounting value		$ 195,902
Amortization		Quarterly
Effective rate %		6.00%
Nominal rate %		6.00%
Chile [Member] | 2018 [Member] | Total [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2018) [Line Items]
Creditor		Total
Up to 90 days		$ 496,768
More than 90 days to one year		804,921
More than one to three years		2,380,633
More than three to five years		1,367,491
More than five years		1,936,231
Total nominal value		6,986,044
Up to 90 days		535,318
More than 90 days to one year		807,586
More than one to three years		2,318,361
More than three to five years		1,345,702
More than five years		1,923,632
Total accounting value		$ 6,930,599